Transactions with Related Parties (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Transaction with Related Parties [Abstract]
Advances for vessels under construction and other vessels costs	$ 50,399		$ 48,725
Due to related parties	282		$ 17
Payment of dividends on preferred shares	$ 915	$ 915
Series B Preferred Shares [Member]
Transaction with Related Parties [Abstract]
Dividend rate percentage	4.00%
Preferred stock, shares outstanding (in shares)	0		50,726
Payment of dividends on preferred shares	$ 26	26
Accrued dividends payable	$ 0		$ 2
Series C Preferred Shares [Member]
Transaction with Related Parties [Abstract]
Dividend rate percentage	5.00%
Preferred stock, shares outstanding (in shares)	1,423,912		1,423,912
Payment of dividends on preferred shares	$ 889	889
Accrued dividends payable	79		$ 79
Related Party [Member] | Pure Brokerage [Member]
Transaction with Related Parties [Abstract]
Advances for vessels under construction and other vessels costs	3,260		0
Due to related parties	162		$ 17
Related Party [Member] | Pure Brokerage [Member] | Commissions [Member] | Voyage Expenses [Member]
Transaction with Related Parties [Abstract]
Related party transaction amount	824	480
Related Party [Member] | Pure Brokerage [Member] | Brokerage Fees [Member] | General and Administrative Expenses [Member]
Transaction with Related Parties [Abstract]
Related party transaction amount	$ 233	172
Related Party [Member] | Mango Shipping Corp. [Member] | Series C Preferred Shares [Member]
Transaction with Related Parties [Abstract]
Preferred stock, shares outstanding (in shares)	1,314,792		1,314,792
Payment of dividends on preferred shares	$ 822	$ 822
Dividend per share (in dollars per share)	$ 0.625	$ 0.625
Accrued dividends payable	$ 68		$ 68
Related Party [Member] | Andreas Michalopoulos [Member] | Series C Preferred Shares [Member]
Transaction with Related Parties [Abstract]
Preferred stock, shares outstanding (in shares)	56,342		56,342